Research and Development Expenses (Details)	1 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 TWD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Research and Development Expenses [Line Items]
Paid VAT	$ 1,000,000
Net of VAT	$ 952,381
Percentage of royalty sales	10.00%	10.00%
Research and development costs			$ 1,113,766	$ 791,456
Development cost capitalized
3D Global Biotech Inc. [Member]
Research and Development Expenses [Line Items]
Total consideration	$ 5,000,000
Research and development costs			1,160,000	790,000
3D Global Biotech Inc. [Member] | Nonconsolidated Investees, Other [Member]
Research and Development Expenses [Line Items]
Equity interest	12.8764%	12.8764%
EG BioMed Co., Ltd [Member]
Research and Development Expenses [Line Items]
Percentage of royalty sales	7.00%	7.00%
Pancreatic cancer amount	$ 1,830,000	$ 60,000,000
EG BioMed Co., Ltd [Member] | Nonconsolidated Investees, Other [Member]
Research and Development Expenses [Line Items]
Equity interest	45.30%	45.30%
Pancreatic Cancer Early Detection Service Licensed Patent [Member]
Research and Development Expenses [Line Items]
Research and development costs				16,071
Breast Cancer Patent [Member]
Research and Development Expenses [Line Items]
Research and development costs			$ 3,889